Risk Report - Credit Risk Management - IFRS 9 1 Forward-looking Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	[1],[2]	Dec. 31, 2022	[3],[4]
Year 1 (4 quarter avg) [Member]
Commodity [Abstract]
Commodity - Gold	1,957.34		1,745.84
Commodity - WTI	82.52		90.19
Credit [Abstract]
Credit - CDX Emerging Markets	195.16		260.99
Credit - CDX High Yield	451.57		489.77
Credit - CDX IG	70.04		85.33
Credit High Yield Index	4.05		4.46
Credit - ITX Europe 125	73.09		101.26
Equity [Abstract]
Equity - MSCI Asia	1,293		1,178
Equity - Nikkei	33,188		28,427
Equity - S&P 500	4,514		3,933
GDP [Abstract]
GDP - Developing Asia	4.94%		3.95%
GDP - Emerging Markets	4.08%		3.31%
GDP - Eurozone	0.13%		0.87%
GDP - Germany	0.12%		(0.26%)
GDP - Italy	0.33%		0.32%
GDP - USA	1.75%		0.62%
Real Estate Prices - US CRE Index	353.41		352.41
Unemployment [Abstract]
Unemployment - Eurozone	6.67%		7.03%
Unemployment - Germany	3.12%		3.22%
Unemployment - Italy	7.75%		8.24%
Unemployment - Japan	2.58%		2.56%
Unemployment - Spain	11.96%		13.06%
Unemployment - USA	4.19%		4.05%
Year 2 (4 quarter avg) [Member]
Commodity [Abstract]
Commodity - Gold	1,958.16		1,797.74
Commodity - WTI	83.56		88.79
Credit [Abstract]
Credit - CDX Emerging Markets	192.83		239.03
Credit - CDX High Yield	466.40		476.53
Credit - CDX IG	72.12		84.94
Credit High Yield Index	4.19		4.31
Credit - ITX Europe 125	72.21		96.50
Equity [Abstract]
Equity - MSCI Asia	1,297		1,176
Equity - Nikkei	34,051		29,287
Equity - S&P 500	4,621		4,011
GDP [Abstract]
GDP - Developing Asia	4.37%		4.60%
GDP - Emerging Markets	4.01%		3.94%
GDP - Eurozone	1.08%		0.53%
GDP - Germany	1.30%		1.00%
GDP - Italy	1.03%		0.68%
GDP - USA	1.31%		0.61%
Real Estate Prices - US CRE Index	347.99		343.97
Unemployment [Abstract]
Unemployment - Eurozone	6.64%		7.15%
Unemployment - Germany	3.13%		3.33%
Unemployment - Italy	7.68%		8.53%
Unemployment - Japan	2.42%		2.42%
Unemployment - Spain	11.67%		12.98%
Unemployment - USA	4.40%		4.75%

[1]	MEV as of December 6, 2023, which barely changed until December 29, 2023
[2]	Year 1 equals fourth quarter of 2023 to third quarter of 2024, Year 2 equals fourth quarter of 2024 to third quarter of 2025
[3]	MEV as of December 12, 2022, which barely changed until December 30, 2022
[4]	Year 1 equals fourth quarter of 2022 to third quarter of 2023, Year 2 equals fourth quarter of 2023 to third quarter of 2024